Intangible Assets, Net (Finite-lived Intangible Assets by Major Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 134,299	$ 135,660
Accumulated Amortization	(96,242)	(93,693)
Accumulated Impairment	(33,365)	(34,272)
Net Carrying Amount	4,692	7,695
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	67,071	64,937
Accumulated Amortization	(50,724)	(45,996)
Accumulated Impairment	(12,612)	(12,334)
Net Carrying Amount	3,735	6,607
Purchased video content [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	38,991	41,789
Accumulated Amortization	(28,806)	(30,059)
Accumulated Impairment	(9,956)	(11,362)
Net Carrying Amount	229	368
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,412	16,083
Accumulated Amortization	(6,458)	(6,350)
Accumulated Impairment	(9,954)	(9,733)
Net Carrying Amount	0	0
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,835	11,861
Accumulated Amortization	(10,107)	(11,141)
Accumulated Impairment	0	0
Net Carrying Amount	728	720
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	990	990
Accumulated Amortization	(147)	(147)
Accumulated Impairment	(843)	(843)
Net Carrying Amount	$ 0	$ 0